LVIP T. Rowe Price 2030 Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–49.10%
INVESTMENT COMPANIES–49.10%
Equity Funds–24.83%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	375,092	$5,000,725
LVIP SSGA S&P 500 Index Fund	1,450,642	43,494,601
LVIP SSGA Small-Cap Index Fund	116,369	3,898,250
		52,393,576
Fixed Income Fund–15.07%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,054,565	31,813,290
		31,813,290
International Equity Fund–9.20%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,658,526	19,423,001
		19,423,001
Total Affiliated Investments (Cost $60,016,086)		103,629,867

UNAFFILIATED INVESTMENTS–50.62%
INVESTMENT COMPANIES–50.62%
Equity Funds–26.80%
**T. Rowe Price Emerging Markets Discovery Stock Fund	267,740	4,045,543
**T. Rowe Price Growth Stock Fund	122,077	13,029,255
**T. Rowe Price Hedged Equity Fund	470,440	5,927,550
**T. Rowe Price Mid-Cap Growth Fund	25,319	2,784,784
**T. Rowe Price Mid-Cap Value Fund	65,430	2,380,356
**T. Rowe Price New Horizons Fund	28,634	1,675,114
**T. Rowe Price Real Assets Fund	614,104	9,573,881
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	40,338	$2,323,455
**T. Rowe Price Value Fund	300,040	14,833,986
		56,573,924
Fixed Income Funds–10.84%
**T. Rowe Price Dynamic Credit Fund	65,731	585,002
**T. Rowe Price High Yield Fund	956,636	5,749,380
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	955,918	9,023,870
**T. Rowe Price U.S. Treasury Long-Term Fund	958,292	7,522,596
		22,880,848
International Equity Funds–7.09%
**T. Rowe Price Emerging Markets Stock Fund	97,274	3,567,999
**T. Rowe Price International Stock Fund	247,988	5,309,419
**T. Rowe Price International Value Equity Fund	328,079	6,082,593
		14,960,011
International Fixed Income Funds–4.73%
**T. Rowe Price Emerging Markets Bond Fund	473,077	4,470,585
**T. Rowe Price International Bond Fund	643,849	5,504,907
		9,975,492
Money Market Fund–1.16%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	2,447,183	2,447,183
		2,447,183
Total Unaffiliated Investments (Cost $94,850,807)		106,837,458

TOTAL INVESTMENTS–99.72% (Cost $154,866,893)	210,467,325
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	587,910
NET ASSETS APPLICABLE TO 17,341,784 SHARES OUTSTANDING–100.00%	$211,055,235

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2030 Fund–1

LVIP T. Rowe Price 2030 Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-49.10%@
Equity Funds-24.83%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,762,413	$504,460	$650,000	$40,513	$343,339	$5,000,725	375,092	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	39,828,391	6,493,469	8,045,000	3,169,032	2,048,709	43,494,601	1,450,642	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,491,129	110,113	1,000,000	111,082	185,926	3,898,250	116,369	—	—
Fixed Income Fund-15.07%@
✧✧LVIP SSGA Bond Index Fund	28,106,247	2,727,540	250,000	(53,329)	1,282,832	31,813,290	3,054,565	—	—
International Equity Fund-9.20%@
✧✧LVIP SSGA International Index Fund	17,884,954	1,390,543	1,925,000	258,193	1,814,311	19,423,001	1,658,526	—	—
Total	$95,073,134	$11,226,125	$11,870,000	$3,525,491	$5,675,117	$103,629,867		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2030 Fund–2